Stockholders' Equity - Common Share Repurchases and Issuances (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Class of Stock [Line Items]
Common stock repurchased	58,038,239	19,054,115
Average purchase price per share	$ 15.52	$ 15.77
Shares repurchased related to employee stock-based compensation plans	4,547,785	3,024,662	1,097,647
Average purchase price per share	$ 15.86	$ 15.71	$ 13.44
Common shares issued	6,432,643	3,886,217	1,803,683
Common Stock [Member]
Class of Stock [Line Items]
Common stock repurchased	58,038,239	19,054,115
Common shares issued	6,432,643	3,886,217	1,803,683